INCOME TAX EXPENSE (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Current Tax And Deferred Tax Expense Income And Adjustments Of Prior Periods [Abstract]
Current tax	R (261.6)	R (423.7)	R (263.2)
Mining tax	(250.2)	(423.7)	(263.2)
Non-Mining, company and capital gains tax	(11.4)	0.0	0.0
Deferred tax	(72.7)	(100.0)	(80.7)
Deferred tax charge - Mining tax	(119.9)	(104.0)	(59.1)
Deferred tax charge - Non-mining, company and capital gains tax	1.6	(19.1)	(2.1)
Deferred tax rate adjustment	45.6	0.0	(20.7)
Recognition of previously unrecognised tax losses	0.4	7.8	0.0
(Derecognition) of previously/Recognition of previously unrecognised tax losses of a capital nature	0.0	(1.2)	1.2
(Derecognition) of previously recognised/Recognition of previously unrecognised deductible temporary differences	(0.4)	16.5	0.0
Total income tax	R (334.3)	R (523.7)	R (343.9)
Major items causing the Group's income tax expense to differ from the statutory rate [Abstract]
South African corporate tax rate	28.00%	28.00%	28.00%
Tax on net profit before tax at the South African corporate rate of 28%	R (408.3)	R (549.9)	R (274.1)
Rate adjustment to reflect the actual realised company tax rates applying the gold mining formula	36.4	3.7	(0.9)
Deferred tax rate adjustment	45.6	0.0	(20.7)
Depreciation of property, plant and equipment exempt from deferred tax on initial recognition	(22.2)	(21.2)	(21.4)
Non-deductible expenditure	(7.3)	(6.2)	(7.9)
Exempt income and other non-taxable income	19.0	22.8	2.4
(Derecognition) of previously recognised/Recognition of previously unrecognised deductible temporary differences	(0.4)	16.5	0.0
(Derecognition) of previously/Recognition of previously unrecognised tax losses of a capital nature	0.0	(1.2)	1.2
Utilisation of tax losses for which deferred tax assets were previously unrecognised	0.4	7.8	0.0
Current year tax losses for which no deferred tax has been recognised	(1.4)	(0.1)	(23.5)
Other items	3.6	3.3	0.4
Tax incentives	0.3	0.8	0.6
Income tax	R (334.3)	R (523.7)	R (343.9)